Note 8 - Options (Employee Stock Option [Member])	3 Months Ended
Feb. 28, 2014
Employee Stock Option [Member]
Note 8 - Options [Line Items]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
8.	Options

All grants of options to employees after October 22, 2009 are made from the Employee Stock Option Plan (the “Employee Stock Option Plan”). The maximum number of common shares issuable under the Employee Stock Option Plan is limited to 10% of the issued and outstanding common shares of the Company from time to time, or 2,281,971 based on the number of issued and outstanding common shares as at February 28, 2014. As at February 28, 2014, 1,691,132 options are outstanding and there were 590,839 options available for grant under the Employee Stock Option Plan. Each option granted allows the holder to purchase one common share at an exercise price not less than the closing price of the Company's common shares on the Toronto Stock Exchange on the last trading day prior to the grant of the option. Options granted under these plans generally have a maximum term of 10 years and generally vest over a period of up to three years.

In August 2004, the Board of Directors of IPC Ltd. approved a grant of 2,763,940 performance-based stock options, to two executives who were also the principal shareholders of IPC Ltd. The vesting of these options is contingent upon the achievement of certain performance milestones.  A total of 1,658,364 performance-based stock options have been vested as of February 28, 2014. These options were still outstanding as at February 28, 2014. Effective March 27, 2014, the Company’s shareholders approved the two year extension of the performance-based stock option expiry date to September 2016.

In the three months ended February 28, 2014, Nil (three months ended February 28, 2013 – Nil) stock options were granted.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes Option-Pricing Model, consistent with the provisions of ASC topic 718.

Option pricing models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options.

The Company calculates expected volatility based on historical volatility of the Company’s peer group that is publicly traded for options that have an expected life that is more than four years. For options that have an expected life of less than four years the Company uses its own volatility.

The expected term, which represents the period of time that options granted are expected to be outstanding, is estimated based on an average of the term of the options.

The risk-free rate assumed in valuing the options is based on the U.S. treasury yield curve in effect at the time of grant for the expected term of the option. The expected dividend yield percentage at the date of grant is Nil as the Company is not expected to pay dividends in the foreseeable future.

Details of stock option transactions are as follows:

	February 28, 2014			February 28, 2013
	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value
		$	$		$	$

Outstanding, beginning of period	4,455,072	3.97	2.21	4,139,059	4.86	2.76
Granted	-	-	-	-	-	-
Exercised	(12,000)	2.65	4.20	-	-	-
Expired	-	-	-	(2,095)	571.72	53.82
Forfeited	(2,000)	1.81	-	(45,000)	3.27	-
Balance at end of period	4,441,072	3.97	2.22	4,091,964	4.57	2.58

Options exercisable end of period	3,320,164	4.09	2.42	2,284,494	5.29	3.15

Total unrecognized compensation cost relating to the unvested performance-based stock options at February 28, 2014 is approximately $1,771,200 (February 28, 2013 - $2,214,000). For the three months ended February 28, 2014, no compensation cost has been recognized for the remaining unvested performance-based options (three months ended February 28, 2013 - $Nil).

For the three months ended February 28, 2014, 12,000 options were exercised for a cash consideration of $29,736.  No options were exercised in the three months ended February 28, 2013.

The following table summarizes the components of stock-based compensation expense.

	For the three months ended
	February 28, 2014	February 28, 2013
	$	$
Research and development	-	129,100
Selling, general and administrative	6,537	73,774
	6,537	202,874

The Company has estimated its stock option forfeitures to be $Nil for the three months ended February 28, 2014 (three months ended February 28, 2013 - $Nil).